Shareholders' equity (Details) - Schedule of stock option and RSU transactions - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of stock option and RSU transactions [Abstract]
Stock options outstanding, beginning (in Shares)	3,458,805	3,618,509
Stock options outstanding, weighted average exercise price, beginning (in Dollars per share)	$ 11.95	$ 11.34
Amortized value of options, beginning	$ 16,657	$ 15,758
RSUs outstanding, beginning (in Shares)	68,000	127,750
Amortized value of RSUs, beginning	$ 183	$ 791
Stock-based compensation, beginning	$ 16,840	$ 16,549
Stock options outstanding, Ending (in Shares)	3,003,150	3,458,805
Stock options outstanding, weighted average exercise price, Ending (in Dollars per share)	$ 12.32	$ 11.95
Amortized value of options, Ending	$ 18,546	$ 16,657
RSUs outstanding, Ending (in Shares)	140,100	68,000
Amortized value of RSUs, Ending	$ 274	$ 183
Stock-based compensation, Ending	$ 18,820	$ 16,840
Stock options exercisable, ending (in Shares)	911,816	1,208,306
Stock options, granted (in Shares)	50,000	618,000
Stock options, weighted average exercise price, granted (in Dollars per share)	$ 17.72	$ 15.58
Amortized value of options, granted	$ 168	$ 372
RSUs, granted (in Shares)	140,100	68,000
Amortized value of RSUs, granted	$ 274	$ 183
Stock-based compensation, granted	$ 442	$ 555
Stock options, exercised (in Shares)	(503,831)	(777,704)
Stock options, weighted average exercise price, exercised (in Dollars per share)	$ 10.38	$ 12.00
Amortized value of options, exercised	$ (2,333)	$ (3,377)
RSUs, exercised (in Shares)	(68,000)	(127,750)
Amortized value of RSUs,exercised	$ (1,051)	$ (1,510)
Stock-based compensation, exercised	$ (3,384)	(4,887)
Stock options, expired (in Shares)	(1,824)
Stock options, weighted average exercise price, expired (in Dollars per share)	$ 6.30
Amortized value of options, expired	$ (33)
RSUs, expired (in Shares)
Amortized value of RSUs, expired
Stock-based compensation, expired	(33)
Amortized value of stock-based compensation, Options	4,087	3,904
Amortized value of stock-based compensation, RSUs	868	719
Amortized value of stock-based compensation	$ 4,955	$ 4,623